Taxation - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets		$ 179.3	$ 80.8
Effective From April 1, 2017
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		19.00%
Effective From April 1, 2020
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		17.00%
Effective For April 1, 2020 & 2021
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		19.00%
Effective From April 1, 2023
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	25.00%